Subsequent Events (Details) - USD ($)	1 Months Ended
	Jan. 22, 2024	Mar. 21, 2024	Dec. 31, 2023	Jul. 21, 2023	Oct. 19, 2022
Subsequent Events [Line Items]
Trust account amount			$ 2,374,149
Price per share (in Dollars per share)			$ 11.73		$ 10.29
Deposited into the trust account				$ 60,000
Common Class A [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)			202,360
Price per share (in Dollars per share)			$ 11.2
Subsequent Event [Member]
Subsequent Events [Line Items]
Trust account amount	$ 60,000
Principal amount	1,000,000
Deposited into the trust account	60,000	$ 180,000
Sponsor payment	1,000,000
Working Capital	$ 525,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 2,024
Deposited into the trust account	$ 360,000
Yntegra Capital Investments, LLC [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount	$ 360,000